Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income (Expense) [Abstract]
Summary of Other Income

	Year Ended December 31,
(In thousands)	2021	2022	2023
Government grants[i]	$2,950	$929	$1,580